Related Party Transactions - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 10, 2017 USD ($) $ / shares shares	May 16, 2017 CNY (¥) shares	May 16, 2017 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) shares
Related Party Transaction [Line Items]
Loss Contingency estimated | ¥				¥ 120,000	¥ 20,000
Copyright Infringement Claim [Member]
Related Party Transaction [Line Items]
Loss Contingency estimated | ¥						¥ 20,000
JOYY Inc [Member]
Related Party Transaction [Line Items]
Compensation received for contract breaching | ¥				¥ 10,100
Series A Preferred Shares [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued		22,058,823	22,058,823			22,058,823
Shares issued price per share | $ / shares	$ 3.4
Proceeds from Issuance of Preferred Stock	$ 35,000	¥ 509,730	$ 75,000
Series A Preferred Shares [Member] | Jungle TT Limited [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued	4,411,765
Series A Preferred Shares [Member] | New Wales Holdings Limited [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued	4,411,765
Series A Preferred Shares [Member] | Legend Rank Ventures Limited [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued	1,470,588